Employee Benefit Plans	12 Months Ended
Dec. 31, 2021
Retirement Benefits [Abstract]
Employee Benefit Plans
Note 9. Employee Benefit Plans
The Company maintains a defined contribution 401(k) retirement plan for its full-time employees. The plan allows all participants to make elective pretax contributions of up to 100% of their compensation, up to a maximum amount as limited by law. The Company makes matching contributions to the plan on behalf of the employee in the amount of 50% of the first 6% of the contributing participant’s elective deferral contribution. Matching contributions to the plan were $4.6 million, $4.7 million and $5.5 million for the years ended December 31, 2021, 2020 and 2019, respectively.
The following table presents the Company’s matching contributions to the plan recorded in cost of services and selling, general and administrative expenses in the consolidated statements of operations for the periods indicated below (in thousands):

	Year Ended
	December 31, 2021	December 31, 2020	December 31, 2019
Salaries and related costs	$4,102	$4,206	$4,965
Selling, general and administrative expenses	532	520	504

Total	$4,634	$4,726	$5,469